Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 18,674,113
Balance	17,251,314	$ 18,674,113
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	34,368,641	33,657,211
-Additions	100,040	60,022
-Disposals	(227,223)	(22,223)
-Translation adjustment	(21,647)	673,631
Balance	34,219,811	34,368,641
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	15,694,528	13,725,354
-Depreciation charge	1,494,584	1,662,059
-Disposals	(209,282)	(18,444)
-Translation adjustment	(11,333)	325,558
Balance	16,968,497	15,694,528
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,016,154
Balance	2,850,614	3,016,154
Buildings | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,697,879	4,606,773
-Additions	5,476	(939)
-Disposals	0	0
-Translation adjustment	(10,078)	92,045
Balance	4,693,277	4,697,879
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,681,725	1,478,288
-Depreciation charge	165,763	167,340
-Disposals	0	0
-Translation adjustment	(4,825)	36,097
Balance	1,842,663	1,681,725
Freehold Land | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,066,950	3,003,155
-Additions	0	0
-Disposals	0	0
-Translation adjustment	(6,956)	63,795
Balance	3,059,994	3,066,950
Freehold Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
-Depreciation charge	0	0
-Disposals	0	0
-Translation adjustment	0	0
Balance	0	0
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,114,672
Balance	11,020,537	12,114,672
Plant and machinery | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	23,396,077	22,896,185
-Additions	22,599	31,247
-Disposals	0	(545)
-Translation adjustment	(19,935)	469,190
Balance	23,398,741	23,396,077
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,281,405	9,844,845
-Depreciation charge	1,108,576	1,197,210
-Disposals	0	0
-Translation adjustment	(11,777)	239,350
Balance	12,378,204	11,281,405
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance	295,714
Balance	169,147	295,714
Furniture and fixtures | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	921,319	902,558
-Additions	0	433
-Disposals	0	0
-Translation adjustment	(1,998)	18,328
Balance	919,321	921,319
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	625,605	491,789
-Depreciation charge	126,663	119,992
-Disposals	0	0
-Translation adjustment	(2,094)	13,824
Balance	750,174	625,605
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	25,392
Balance	2,451	25,392
Office Equipment | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,000,839	972,088
-Additions	2,159	11,028
-Disposals	0	0
-Translation adjustment	2,191	17,723
Balance	1,005,189	1,000,839
Office Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	975,447	872,740
-Depreciation charge	26,261	83,595
-Disposals	0	0
-Translation adjustment	1,030	19,112
Balance	1,002,738	975,447
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance	155,231
Balance	148,578	155,231
Vehicles | Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,285,577	1,276,452
-Additions	69,806	18,253
-Disposals	(227,223)	(21,677)
-Translation adjustment	15,130	12,549
Balance	1,143,290	1,285,577
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,130,346	1,037,692
-Depreciation charge	67,321	93,923
-Disposals	(209,282)	(18,444)
-Translation adjustment	6,333	17,175
Balance	$ 994,718	$ 1,130,346